Retirement benefits (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Defined Benefit Plans - Amounts Recognised as Administrative Expenses

In respect of the defined benefit plans, the amounts recognised in the Group income statement, in ‘administrative expenses’, are:

	Pension plans
	UK			US			US Post-employment benefits			Total
	2018 $m	2017 $m	2016 $m	2018 $m	2017 $m	2016 $m	2018 $m	2017 $m	2016 $m	2018 $m	2017 $m	2016 $m
Net interest expense	1	1	1	2	2	2	1	1	1	4	4	4
Administration costs	0	—	—	0	1	1	0	—	—	0	1	1

Operating profit before exceptional items	1	1	1	2	3	3	1	1	1	4	5	5

Exceptional items:
Settlement loss including transaction costs	0	—	—	15	—	—	0	—	—	15	—	—
	1	1	1	17	3	3	1	1	1	19	5	5

Defined Benefit Plans - Amounts Recognised in Other Comprehensive Income

Re-measurement gains and losses recognised in the Group statement of comprehensive income are:

	2018			2017			2016
	Plan assets $m	Plan obligations $m	Total $m	Plan assets $m	Plan obligations $m	Total $m	Plan assets $m	Plan obligations $m	Total $m
Return on plan assets (excluding amounts included in interest)	(8)	0	(8)	9	—	9	—	—	—
Actuarial gains and losses arising from changes in:
Demographic assumptions	0	0	0	—	1	1	—	6	6
Financial assumptions	0	14	14	—	(9)	(9)	—	(11)	(11)
Experience adjustments	0	3	3	—	(2)	(2)	—	1	1
Change in asset restriction (excluding amounts included in interest)	3	0	3	(3)	—	(3)	—	—	—

Other comprehensive income	(5)	17	12	6	(10)	(4)	—	(4)	(4)

Defined Benefit Plans - Summary of Amounts Recognised on the Statement of Financial Position

The assets and liabilities of the schemes and the amounts recognised in the Group statement of financial position are:

	Pension plans
	UK		US		US Post-employment benefits		Total
	2018 $m	2017 $m	2018 $m	2017 $m	2018 $m	2017 $m	2018 $m	2017 $m
Retirement benefit assets
Fair value of plan assets	0	—	0	152	0	—	0	152
Present value of benefit obligations	0	—	0	(146)	0	—	0	(146)

Surplus in schemes	0	—	0	6	0	—	0	6
Asset restriction	0	—	0	(3)	0	—	0	(3)

Total retirement benefit assets	0	—	0	3	0	—	0	3

Retirement benefit obligations
Fair value of plan assets	0	—	0	—	0	—	0	—
Present value of benefit obligations	(24)	(29)	(45)	(51)	(22)	(24)	(91)	(104)

Total retirement benefit obligations	(24)	(29)	(45)	(51)	(22)	(24)	(91)	(104)

Total fair value of plan assets	0	—	0	152	0	—	0	152
Total present value of benefit obligations	(24)	(29)	(45)	(197)	(22)	(24)	(91)	(250)

Summary of Principal Financial Assumptions Used to Determine Benefit Obligations

The principal financial assumptions used by the actuaries to determine the benefit obligations are:

	Pension plans
	UK			US			US Post-employment benefits
	2018%	2017%	2016%	2018%	2017%	2016%	2018%	2017%	2016%
Pensions increases	3.2	3.2	3.3	0	—	—	0	—	—
Discount rate	3.0	2.6	2.7	3.9	3.3	3.7	4.0	3.3	3.8
Inflation rate	3.2	3.2	3.3	0	—	—	0	—	—
Healthcare cost trend rate assumed for next year:
Pre-65 (ultimate rate reached in 2025)							7.1	7.7	7.0
Post-65 (ultimate rate reached in 2024)							7.6	8.7	8.3
Ultimate rate that the cost trend rate trends to							4.5	4.5	4.5

Defined Benefit Plans - Life Expectancy Assumptions at Retirement Age

In both the UK and US, the assumptions have been revised during the year to reflect life expectancy at retirement age as follows:

		Pension plans
		UK			US
		2018 Years	2017 Years	2016 Years	2018 Years	2017 Years	2016 Years
Current pensioners at 65[a]	– male	24	24	24	21	21	21
	– female	26	26	26	23	23	23
Future pensioners at 65[b]	– male	25	25	25	22	22	22
	– female	28	28	28	24	24	24

[a]	Relates to assumptions based on longevity (in years) following retirement at the end of the reporting period.
[b]	Relates to assumptions based on longevity (in years) relating to an employee retiring in 2038.

Defined Benefit Plans - Sensitivity Analysis of Actuarial Assumptions

The sensitivity analysis below is based on extrapolating reasonable changes in these assumptions, using year-end conditions and assuming no interdependency between the assumptions.

		UK		US
		Higher/ (lower) pension cost $m	Increase/ (decrease) in liabilities $m	Higher/ (lower) pension cost $m	Increase/ (decrease) in liabilities $m
Pensions increases	– 0.25% decrease	—	(1.0)	—	—
	– 0.25% increase	0.1	1.0	—	—
Discount rate	– 0.25% decrease	—	1.0	(0.1)	1.6
	– 0.25% increase	0.1	(1.0)	0.1	(1.5)
Inflation rate	– 0.25% increase	0.1	1.0	—	—
	– 0.25% decrease	—	(1.0)	—	—
Mortality rate	– One year increase	0.1	0.6	0.1	3.3

Summary of Movement in Benefit Obligation

Movement in benefit obligation

	Pension plans
	UK		US		US Post-employment benefits		Total
	2018 $m	2017 $m	2018 $m	2017 $m	2018 $m	2017 $m	2018 $m	2017 $m
Benefit obligation at 1 January	29	27	197	195	24	22	250	244
Interest expense	1	1	4	7	1	1	6	9
Benefits paid	(1)	(1)	(9)	(13)	(1)	(1)	(11)	(15)
Settlement payments	0	—	(150)	—	0	—	(150)	—
Settlement loss	0	—	14	—	0	—	14	—
Re-measurement (gains)/losses	(4)	—	(11)	8	(2)	2	(17)	10
Exchange adjustments	(1)	2	0	—	0	—	(1)	2

Benefit obligation at 31 December	24	29	45	197	22	24	91	250

Comprising:
Funded plans	0	—	0	146	0	—	0	146
Unfunded plans	24	29	45	51	22	24	91	104

	24	29	45	197	22	24	91	250

Movement in plan assets

	Pension plans
	UK		US		US Post-employment benefits		Total
	2018 $m	2017 $m	2018 $m	2017 $m	2018 $m	2017 $m	2018 $m	2017 $m
Fair value of plan assets at 1 January	0	—	152	148	0	—	152	148
Company contributions	1	1	14	4	1	1	16	6
Benefits paid	(1)	(1)	(9)	(13)	(1)	(1)	(11)	(15)
Settlement payments	0	—	(150)	—	0	—	(150)	—
Interest income	0	—	2	5	0	—	2	5
Re-measurement (losses)/gains	0	—	(8)	9	0	—	(8)	9
Settlement transaction costs	0	—	(1)	(1)	0	—	(1)	(1)

Fair value of plan assets at 31 December	0	—	0	152	0	—	0	152

Summary of Plan Assets Measured at Fair Value

The plan assets are measured at fair value and comprise the following:

	US
	2018 $m	2017 $m
Investments quoted in active markets
Investment funds: fixed income securities	0	150
Unquoted investments
Cash	0	2

	0	152

Summary of Movement in Asset Restriction

	Pension plans				US Post-employment benefits		Total
	UK		US
	2018 $m	2017 $m	2018 $m	2017 $m	2018 $m	2017 $m	2018 $m	2017 $m
Movement in asset restriction
Balance at 1 January	0	—	3	—	0	—	3	—
Re-measurement (losses)/gains	0	—	(3)	3	0	—	(3)	3

Balance at 31 December	0	—	0	3	0	—	0	3

Summary of Estimated Future Benefit Payments

Estimated future benefit payments

	Pension plans				US Post-employment benefits		Total
	UK		US
	2018 $m	2017 $m	2018 $m	2017 $m	2018 $m	2017 $m	2018 $m	2017 $m
Within one year	0	—	4	14	1	1	5	15
Between one and five years	3	3	14	53	6	6	23	62
More than five years	16	17	15	62	7	7	38	86

	19	20	33	129	14	14	66	163

Average duration of obligation (years)	19.5	20.5	9.2	10.3	9.6	10.4